Commitments and Contingencies, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Fixed non-cancellable revenues under time charter contracts [Abstract]
Year 1	$ 122,473
Year 2	41,448
Year 3	3,945
Total	$ 167,866